Financial risk management (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of financial risk management

	Level 1	Level 2	Level 3	Total
	$	$	$	$

March 31, 2026
Investments in securities	2,165,237	–	–	2,165,237
	2,165,237	–	–	2,165,237

December 31, 2025
Investments in securities	4,030,559	–	–	4,030,559
Warrant liability	–	–	(1,832,191)	(1,832,191)
	4,030,559	–	(1,832,191)	2,198,368